Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 34,833
Less: accumulated depreciation and amortization	(30,687)
Total property and equipment, net	4,146	$ 6,155	$ 10,435
As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		33,554	32,488
Less: accumulated depreciation and amortization		(27,399)	(22,053)
Total property and equipment, net		6,155
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	20,947
Computer equipment [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		20,571	19,867
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	9,271
Software and voice recordings [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		8,687	8,335
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	3,850
Leasehold improvements [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		3,567	3,560
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 765
Furniture and fixtures [Member] | As Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost		$ 729	$ 720